Related Party Transactions (Details)			6 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jan. 01, 2018 m²
Related Party Transactions [Line Items]
Proceeds from related party				$ 6,212,345
Right of use for office and warehouse (in Square Meters) | m²					3,627
Lease term					10 years
Operating lease expenses			34,776	34,739
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party	$ 1,364,438	$ 417,563	1,364,438
Proceeds from related party	$ 924,559
Remaining balance		$ 439,879
Taizhou Jiutian Pharmaceutical Co. Ltd [Member]
Related Party Transactions [Line Items]
Revenue from sales transactions			42	1,592
Taizhou Su Xuan Tang Chinese Hospital Co. Ltd [Member]
Related Party Transactions [Line Items]
Revenue from sales transactions				1,624
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions [Line Items]
Revenue from sales transactions				943
Jiangsu Health Pharmaceutical [Member]
Related Party Transactions [Line Items]
Payable amount				$ 6,212,345
Jiangsu Health Pharmaceutical [Member] | Other Related Party Transactions [Member]
Related Party Transactions [Line Items]
Repaid cost			$ 300,377